UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2004.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Chairman
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     August 3, 2004



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       69
Form 13F Information Table Value Total:	      326,664,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      16,383     5,544   Sole   None
Walgreen Company                931422109      14,781   408,188   Sole   None
Pfizer, Inc                     717081103      13,545   395,116   Sole   None
PepsiCo, Inc.                   713448108      11,902   220,906   Sole   None
Johnson & Johnson               478160104      11,702   210,088   Sole   None
Costco Wholesale Corp.          22160K105      10,872   264,007   Sole   None
Cendant                         151313103      10,398   424,762   Sole   None
Ace Ltd.                        004644100       9,648   228,203   Sole   None
Intuit                          461202103       9,583   248,384   Sole   None
Microsoft Corp.                 594918104       9,302   325,711   Sole   None
Fortune Brands                  349631101       9,029   119,694   Sole   None
American Standard               029712106       8,986   222,921   Sole   None
ConocoPhillips                  20825C104       8,726   114,382   Sole   None
Polaris Industries              731068102       8,702   181,284   Sole   None
United Technologies             913017109       8,602    94,030   Sole   None
First Data                      319963104       8,593   193,012   Sole   None
Yum Brands Inc.                 895953107       8,321   223,575   Sole   None
Triad Hospitals                 89579K109       8,242   221,390   Sole   None
Viacom Inc.             B       925524308       8,139   227,865   Sole   None
Medtronic Inc.                  585055106       7,784   159,776   Sole   None
Alliant Techsystems Inc.        018804104       7,613   120,198   Sole   None
Estee Lauder Company            518439104       7,259   148,812   Sole   None
Cisco Systems                   17275R102       6,970   294,087   Sole   None
Rent A Center                   76009N100       6,899   230,511   Sole   None
Alberto Culver Co.              013068101       6,729   134,213   Sole   None
General Electric                369604103       6,445   198,927   Sole   None
Lincare Holdings Inc            532791100       6,111   185,960   Sole   None
Home Depot                      437076102       5,889   167,314   Sole   None
Health Mgmt Assoc               421933102       5,826   259,863   Sole   None
Wells Fargo & Co.               949746101       5,772   100,856   Sole   None
Comcast Corp.           A       200300200       5,648   204,580   Sole   None
Washington Mutual               939322103       5,613   145,251   Sole   None
Total SA ADR                    89151E109       5,510    57,350   Sole   None
Marsh & McLennan                571748102       5,432   119,705   Sole   None
Fair Isaac Inc.                 303250104       4,898   146,727   Sole   None
Berkshire Hathaway      A       084670108       3,202        36   Sole   None
Coach Inc.                      189754104       2,151    47,590   Sole   None
Brown & Brown                   115236101       2,009    46,615   Sole   None
General Dynamics                369550108       1,678    16,898   Sole   None
Energizer Holdings Inc.         29266R108       1,443    32,060   Sole   None
Dollar Tree Stores Inc.         256747106       1,438    52,425   Sole   None
RenaissanceRe Hldg.             G7496G103       1,429    26,490   Sole   None
Pepsi Bottling Group            713409100       1,287    42,154   Sole   None
Patina Oil & Gas Corp.          703224105       1,268    42,454   Sole   None
Corinthian Colleges             218868107       1,253    50,635   Sole   None
Biomet, Inc                     090613100       1,233    27,755   Sole   None
Meritage Corp.                  59001A102       1,171    17,025   Sole   None
Doral Financial Corp.           25811P100       1,132    32,815   Sole   None
Ball Corp                       058498106       1,117    15,505   Sole   None
ICU Medical Inc.                44930G107       1,109    33,075   Sole   None
Patterson Companies	        703412106       1,031    13,475   Sole   None
Advance Auto Parts              00751Y106         982    22,225   Sole   None
Sunrise Assisted Living         86768K106         796    20,350   Sole   None
EchoStar Comm. Corp.            278762109         750    24,395   Sole   None
Wendys International            950590109         635    18,220   Sole   None
GTECH Holdings Corp             400518106         630    13,610   Sole   None
Symantec Corp.                  871503108         390     8,919   Sole   None
Mohawk Industries               608190104         371     5,065   Sole   None
Gilead Sciences                 375558103         290     4,335   Sole   None
Cardinal Health Inc.            14149Y108         290     4,138   Sole   None
Yankee Candle                   984757104         284     9,710   Sole   None
Pulte Homes Inc.                745867101         283     5,430   Sole   None
Cognizant Tech Solutions Corp   192446102         278    10,950   Sole   None
Panera Bread Company            69840W108         274     7,650   Sole   None
Fifth Third Bancorp             316773100         260     4,825   Sole   None
Biovail Corp.                   09067J109         190    10,000   Sole   None
Liberty Media                   530718105         150    16,687   Sole   None
Frontier Insurance Group        359081106           2    10,000   Sole   None
MBST                            59500X108           0    13,506   Sole   None

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